Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2020 Portfolio	Apr. 29, 2023
VIP Freedom 2020 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.69%)
Past 5 years	3.73%
Past 10 years	6.07%
VIP Freedom 2020 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.83%)
Past 5 years	3.62%
Past 10 years	5.96%
VIP Freedom 2020 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(15.97%)
Past 5 years	3.47%
Past 10 years	5.79%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFU
Average Annual Return:
Past 1 year	(15.23%)
Past 5 years	3.45%
Past 10 years	5.89%